Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease cost

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Operating lease cost	$187,315	$198,795	$562,660	$561,949
Short-term lease costs	—	450	150	3,077
Variable lease costs	—	—	—	—
Sublease income	(10,440)	(25,022)	(39,476)	(98,364)
	$176,875	$174,223	$523,334	$466,662

	Years Ended December 31,
	2022	2021
Operating lease cost	$760,743	$304,082
Short-term lease costs	3,527	4,846
Variable lease costs	—	—
Sublease income	(123,386)	(75,061)
	$640,884	$233,867

Schedule of future minimum lease payment

Total
2024	$731,243
2025	725,589
2026	727,150
2027	703,541
2028	532,833
Thereafter	112,569
Total future minimum lease payments	$3,532,925
Less imputed interest	(649,708)
Total	$2,883,217

Current lease liability	$506,743
Noncurrent lease liability	2,376,474
Total	$2,883,217

Total
2023	$719,220
2024	727,709
2025	718,157
2026	732,061
2027	694,040
Thereafter	471,736
Total future minimum lease payments	4,062,923
Less imputed interest	(842,904)
Total	$3,220,019

Current lease liability	$465,055
Noncurrent lease liability	2,754,964
Total	$3,220,019

Schedule of future minimum sublease payments
Twelve months ending September 30,
2024	$42,491
2025	17,922
Total future minimum lease payments	$60,413

Years ending December 31,
2023	$46,147
2024	36,242
2025	6,070
Total future minimum lease payments	$88,459